ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

7. ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2022	2021
Accounts payable (a)	$136,302	$96,154
Accrued payroll and welfare payable	85,229	50,949
VAT and other taxes payable	14,067	2,895
Others (b)	132,138	78,644
	$367,736	$228,642

(a)	Accounts payable primarily include supplier’s service charge to HHMT and SJMC.
(b)	Others primarily include office rental and miscellaneous expenses payable.